Ring-Fencing	12 Months Ended
Dec. 31, 2018
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Ring-Fencing

43. RING-FENCING

Regulation

The Financial Services (Banking Reform) Act 2013 inserted provisions into the Financial Services and Markets Act 2000 (FSMA) and related legislation (the Banking Reform Legislation) requiring the Santander UK group amongst a number of other UK banking groups, to operationally and legally separate certain retail banking activities from certain wholesale or investment banking activities by 1 January 2019. This is known as ‘ring-fencing’. The Banking Reform Legislation specifies:

•	Certain banking services or activities (principally deposit taking from individuals and SMEs) which must be undertaken by a ring-fenced bank.

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Certain banking services and activities, along with certain types of credit risk exposure or off-balance sheet items, which a ring-fenced bank will be prohibited from carrying on or incurring (prohibited business).

As a result, under the ring-fencing regime, a ring-fenced bank is only permitted to carry on banking services or activities that are not prohibited (permitted business).

Santander UK group model

Our ring-fence structure was completed ahead of the 1 January 2019 regulatory deadline. Its implementation involved a ring-fencing transfer scheme (RFTS) between Santander UK plc, ANTS and Banco Santander SA, as well as asset sales and the rundown of certain short-term positions. Under our chosen model:

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Santander UK plc is the primary ring-fenced bank within a ring-fenced bank sub-group and serves all of our personal customers in the UK, and the majority of our business banking customers. Santander UK plc also broadly, to the extent allowed by the legislation, continues to hold and serve Santander’s corporate banking business in the UK. Any products Santander UK can’t offer, or customers it can’t serve, from within the ring-fenced bank (which includes some Corporate & Investment Banking business and some Corporate & Commercial Banking customers) are, in most cases, provided or served by the wider Banco Santander group, notably through its Banco Santander London Branch. Santander UK plc continues to be a subsidiary of Santander UK Group Holdings plc, and is the holding company of the Santander UK ring-fenced bank sub-group. Cater Allen Limited is also a ring-fenced bank and part of the Santander UK ring-fenced bank sub-group. Neither Santander UK plc nor Cater Allen Limited conduct prohibited business.

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ANTS was emptied of most assets and liabilities, except for a small pool of residual assets and liabilities, and became a wholly-owned direct subsidiary of Santander UK Group Holdings plc, outside the ring-fenced bank. The prohibited business of ANTS, which principally included our derivatives business with financial institutions, certain corporates and our short term markets business, was either transferred to Banco Santander London Branch or, in the case of the majority of our short term markets business, was run down. The majority of the permitted business of ANTS transferred to Santander UK plc, with a small amount of the permitted business of ANTS transferring to Banco Santander London Branch.

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The business of the Crown Dependency branches (Jersey and Isle of Man) of Santander UK plc was sold to ANTS pursuant to transfer schemes effected under relevant Jersey and Isle of Man law, and therefore transferred out of the ring-fenced bank.

Any associated business transfers to Banco Santander London Branch were made for a cash consideration equivalent to the book value of the associated assets and liabilities, which represents a fair value for the Santander UK group. Costs to sell were immaterial. Our ring-fence structure is now in place with all required transfers completed. Compliance with ring-fencing legislation has involved significant effort over a number of years, with a total cost of c£240m.